Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities (Details) $ in Millions, € in Billions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)
Assets of disposal groups held for sale
Cash and balances at central banks	$ 246,360	$ 267,674
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	128,942	115,769
Derivatives	249,672	268,637
Loans and advances to banks	107,582	102,039
Loans and advances to customers	981,722	930,658	$ 938,257
Financial investments	547,955	493,166
Prepayments, accrued income and other assets	204,370	152,740
Total assets	3,214,371	3,017,048	2,975,003
Liabilities of disposal groups held for sale
Deposits by banks	97,782	73,997
Customer accounts	1,718,604	1,654,955	$ 1,593,834
Financial liabilities designated at fair value	163,589	138,727
Derivatives	257,601	264,448
Insurance contract liabilities	118,297	107,629
Accruals, deferred income and other liabilities	167,062	130,340
Total liabilities	3,014,502	2,824,775
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	2,305	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,972	14,560
Derivatives	51	36
Loans and advances to banks	169	144
Loans and advances to customers	2,162	965
Financial investments	15,854	8,500
Goodwill	5	5
Prepayments, accrued income and other assets	1,198	1,020
Total assets	38,716	27,126
Liabilities of disposal groups held for sale
Deposits by banks	103
Customer accounts	19,088	5,399
Financial liabilities designated at fair value	13	130
Derivatives	12	19
Insurance contract liabilities	24,928	21,811
Accruals, deferred income and other liabilities	2,021	1,652
Total liabilities	46,165	29,011
French life insurance business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,972	14,560
Derivatives	44	26
Loans and advances to banks	59	144
Loans and advances to customers	0	0
Financial investments	9,663	8,500
Goodwill	0	0
Prepayments, accrued income and other assets	1,122	992
Total assets	27,860	24,222
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	0	0
Financial liabilities designated at fair value	13	11
Derivatives	0	0
Insurance contract liabilities	24,928	21,811
Accruals, deferred income and other liabilities	1,917	1,598
Total liabilities	26,858	23,420
German private banking business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	2,305	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Derivatives	0	0
Loans and advances to banks	0	0
Loans and advances to customers	359	309
Financial investments	0	0
Goodwill	5	5
Prepayments, accrued income and other assets	19	21
Total assets	2,688	2,231
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	2,662	2,085
Financial liabilities designated at fair value	0	119
Derivatives	0	0
Insurance contract liabilities	0	0
Accruals, deferred income and other liabilities	21	22
Total liabilities	2,683	2,226
South Africa
Liabilities of disposal groups held for sale
Assets (liabilities)	800
Settlement through transfer of agreed liabilities	3,200
Expected cash contribution	2,400
South Africa | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Derivatives	7	10
Loans and advances to banks	0	0
Loans and advances to customers	758	656
Financial investments	0	0
Goodwill	0	0
Prepayments, accrued income and other assets	11	7
Total assets	776	673
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	3,210	3,294
Financial liabilities designated at fair value	0	0
Derivatives	12	19
Insurance contract liabilities	0	0
Accruals, deferred income and other liabilities	22	32
Total liabilities	3,244	3,345
Bahrain retail banking business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	0
Loans and advances to customers	181
Financial investments	0
Goodwill	0
Prepayments, accrued income and other assets	0
Total assets	181
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	824
Financial liabilities designated at fair value	0
Derivatives	0
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	3
Total liabilities	827
Custody Business In Germany | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	110
Loans and advances to customers	864
Financial investments	0
Goodwill	0
Prepayments, accrued income and other assets	40
Total assets	1,014
Liabilities of disposal groups held for sale
Deposits by banks	103
Customer accounts	12,392
Financial liabilities designated at fair value	0
Derivatives	0
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	58
Total liabilities	12,553
French portfolio of home and certain other loans | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	0
Loans and advances to customers	0
Financial investments	6,191
Goodwill	0
Prepayments, accrued income and other assets	6
Total assets	6,197			$ 8,300	€ 7.1
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	0
Financial liabilities designated at fair value	0
Derivatives	0
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	0
Total liabilities	$ 0
Other | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0
Derivatives		0
Loans and advances to banks		0
Loans and advances to customers		0
Financial investments		0
Goodwill		0
Prepayments, accrued income and other assets		0
Total assets		0
Liabilities of disposal groups held for sale
Customer accounts		20
Financial liabilities designated at fair value		0
Derivatives		0
Insurance contract liabilities		0
Accruals, deferred income and other liabilities		0
Total liabilities		$ 20